Summary of Significant Accounting Policies - Schedule of Exchange Rates for the Respective Periods (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.7677	7.8109
Balance Sheet [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.3662	1.3193
Balance Sheet [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.2993	7.0999
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.803	7.8292	7.8306
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.3363	1.3428
Statements of Operations and Comprehensive (Loss) Income and Cash Flows [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.1957	7.0809	6.729